SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2026
Schedule of statement of operations and other comprehensive income by segment
For the three months ended March 31, 2026 and 2025		Revenue	Cost of sales - production costs	Cost of sales - depreciation	Mine operating income	Total comprehensive income
Mexico
Avino	2026	$34,980	$11,208	$3,183	$20,589	$11,954
	2025	18,836	7,440	834	10,562	7,320
La Preciosa	2026	4,453	1,512	112	2,829	2,489
	2025	-	-	-	-	-
Canada
Corporate	2026	-	-	-	-	(972)
	2025	-	-	-	-	(1,608)
Consolidated	2026	$39,433	$12,720	$3,295	$23,418	$13,471
	2025	$18,836	$7,440	$834	$10,562	$5,712

Schedule of consolidated statement of financial position by segment
As at March 31, 2026 and December 31, 2025		PP&E assets (including mineral properties	E&E assets	Total mining assets	Total assets	Total liabilities
Mexico
Avino	2026	$59,557	$15,749	$75,306	$119,127	$26,711
	2025	59,892	15,699	75,591	116,941	28,390
La Preciosa	2026	68,299	-	68,299	80,450	7,592
	2025	65,154	-	65,154	73,626	6,389
Canada
Corporate	2026	289	-	289	119,261	9,142
	2025	319	-	319	88,465	10,022
Consolidated	2026	$128,145	$15,749	$143,894	$318,838	$43,445
	2025	$125,365	$15,699	$141,064	$279,032	$44,801

Schedule of revenue from foreign operations
	March 31, 2026	March 31, 2025
Silver	$24,108	$6,900
Copper	9,392	7,060
Gold	6,768	6,376
Penalties, treatment costs and refining charges	(835)	(1,500)
Total revenue from mining operations	$39,433	$18,836

Schedule of customers accounted for total revenues
	March 31, 2026	March 31, 2025
Customer #1	$38,614	$17,693
Customer #2	-	1,143
Other customers	819	-
Total revenue from mining operations	$39,433	$18,836